LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2021	2020

Operating lease cost[1]	105	124
Sublease income	(8)	(13)
Net operating lease cost	97	111
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2021	2020

Cash paid for amounts included in the measurement of operating lease liabilities	69	77
ROU assets obtained in exchange for new operating lease liabilities	32	14

at December 31	2021	2020

Weighted average remaining lease term	9 years	10 years
Weighted average discount rate	3.5%	3.5%
Maturities of operating lease liabilities are as follows:

(millions of Canadian $)	2021	2020

Less than one year	63	72
One to two years	60	61
Two to three years	58	59
Three to four years	55	58
Four to five years	54	54
More than five years	213	269
Total operating lease payments	503	573
Imputed interest	(74)	(90)
Operating lease liabilities	429	483
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2021	2020

Accounts payable and other	49	56
Other long-term liabilities (Note 17)	380	427
	429	483
As at December 31, 2021, the carrying value of the ROU assets recorded under operating leases was $415 million (2020 – $473 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
The Grandview and Bécancour power plants in the Power and Storage segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2024 and 2026.
Some leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The Company also leases liquids tanks which are accounted for as operating leases.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2021 was $126 million (2020 – $130 million; 2019 – $180 million).
Future lease payments to be received under operating leases are as follows:

(millions of Canadian $)	2021	2020

Less than one year	113	119
One to two years	111	111
Two to three years	110	109
Three to four years	94	109
Four to five years	70	94
More than five years	—	70
	498	612
The cost and accumulated depreciation for facilities accounted for as operating leases was $812 million and $340 million, respectively, at December 31, 2021 (2020 – $858 million and $327 million, respectively).
LEASES	LEASES
As a Lessee
The Company has operating leases for corporate offices, other various premises, equipment and land. Some leases have an option to renew for periods of one to 25 years, and some may include options to terminate the lease within one year. Payments due under lease contracts include fixed payments plus, for many of the Company's leases, variable payments such as a proportionate share of the buildings' property taxes, insurance and common area maintenance. The Company subleases some of the leased premises.
Operating lease cost was as follows:

year ended December 31
(millions of Canadian $)	2021	2020

Operating lease cost[1]	105	124
Sublease income	(8)	(13)
Net operating lease cost	97	111
1    Includes short-term leases and variable lease costs.
Other information related to operating leases is noted in the following tables:

year ended December 31
(millions of Canadian $)	2021	2020

Cash paid for amounts included in the measurement of operating lease liabilities	69	77
ROU assets obtained in exchange for new operating lease liabilities	32	14

at December 31	2021	2020

Weighted average remaining lease term	9 years	10 years
Weighted average discount rate	3.5%	3.5%
Maturities of operating lease liabilities are as follows:

(millions of Canadian $)	2021	2020

Less than one year	63	72
One to two years	60	61
Two to three years	58	59
Three to four years	55	58
Four to five years	54	54
More than five years	213	269
Total operating lease payments	503	573
Imputed interest	(74)	(90)
Operating lease liabilities	429	483
The amounts recognized on TC Energy's Consolidated balance sheet for its operating lease liabilities were as follows:

at December 31
(millions of Canadian $)	2021	2020

Accounts payable and other	49	56
Other long-term liabilities (Note 17)	380	427
	429	483
As at December 31, 2021, the carrying value of the ROU assets recorded under operating leases was $415 million (2020 – $473 million) and is included in Plant, property and equipment on the Consolidated balance sheet.
As a Lessor
The Grandview and Bécancour power plants in the Power and Storage segment are accounted for as operating leases. The Company has long-term PPAs for the sale of power from these assets which expire between 2024 and 2026.
Some leases contain variable lease payments that are based on operating hours and the reimbursement of variable costs, and options to purchase the underlying asset at fair value or based on a formula considering the remaining fixed payments. Lessees have rights under some leases to terminate under certain circumstances.
The Company also leases liquids tanks which are accounted for as operating leases.
The fixed portion of the operating lease income recorded by the Company for the year ended December 31, 2021 was $126 million (2020 – $130 million; 2019 – $180 million).
Future lease payments to be received under operating leases are as follows:

(millions of Canadian $)	2021	2020

Less than one year	113	119
One to two years	111	111
Two to three years	110	109
Three to four years	94	109
Four to five years	70	94
More than five years	—	70
	498	612
The cost and accumulated depreciation for facilities accounted for as operating leases was $812 million and $340 million, respectively, at December 31, 2021 (2020 – $858 million and $327 million, respectively).